INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2021	06/30/2020	06/30/2019
Cash at bank and on hand	28,327,569	20,176,452	3,450,873
Money market funds	7,718,544	22,346,409	—
	36,046,113	42,522,861	3,450,873

Schedule of other financial assets

	06/30/2021	06/30/2020	06/30/2019
Current
Restricted short-term deposits	425,976	4,390,458	4,327,275
US Treasury bills	7,885,937	7,768,410	—
Others mutual funds	—	—	347,718
Other investments	2,849,485	1,277,525	8,515
	11,161,398	13,436,393	4,683,508

	06/30/2021	06/30/2020	06/30/2019
Non-current
Shares of Bioceres S.A.	355,251	321,705	374,685
Other investments	742,211	998	1,728
	1,097,462	322,703	376,413

Schedule of trade receivables

	06/30/2021	06/30/2020	06/30/2019
Current
Trade debtors	87,709,287	53,047,035	48,910,484
Allowance for impairment of trade debtors	(5,858,503)	(3,886,832)	(3,360,224)
Shareholders and other related parties (Note 17)	—	1,090,004	467,743
Allowance for impairment of shareholders and other related parties (Note 17)	—	(768)	(75,596)
Allowance for credit notes to be issued	(2,987,398)	(2,285,197)	(800,606)
Trade debtors - Parent company (Note 17)	—	—	440,268
Trade debtors - Joint ventures and associates (Note 17)	221,048	120,992	2,369
Deferred checks	9,699,738	25,461,399	13,651,939
	88,784,172	73,546,633	59,236,377
Non-current
Trade debtors	135,739	—	—
	135,739	—	—

Schedule of other receivables

	06/30/2021	06/30/2020	06/30/2019
Current
Taxes	6,048,533	2,205,342	584,641
Other receivables - Other related parties (Note 17)	1,547	2,102	10,971
Other receivables - Parents companies and related parties to Parents (Note 17)	770,549	102,069	—
Other receivables - Joint ventures and associates (Note 17)	2,219,863	1,562,340	250,783
Prepayments to suppliers	1,646,614	379,914	496,001
Prepayments to suppliers - Shareholders and other related parties (Note 17)	132,625	81,737	—
Reimbursements over exports	10,547	29,077	366,594
Prepaid expenses and other receivables	1,021	128,650	213,597
Loans receivable	230,000	230,000	—
Miscellaneous	92,406	49,441	59,242
	11,153,705	4,770,672	1,981,829

	06/30/2021	06/30/2020	06/30/2019
Non-current
Taxes	862,771	328,701	681,168
Reimbursements over exports	1,680,371	1,293,958	878,470
Miscellaneous	—	80,914	672
	2,543,142	1,703,573	1,560,310

Schedule of inventories

	06/30/2021	06/30/2020	06/30/2019
Agrochemicals	1,161,025	356,489	22,137
Seeds and grains	22,389,400	1,300,998	207,519
Resale products	20,207,496	13,486,668	13,894,018
Manufactured products	10,902,683	8,079,553	8,370,583
Goods in transit	1,169,303	1,292,239	751,737
Supplies	6,320,594	5,930,471	4,482,827
Allowance for obsolescence	(1,112,950)	(1,107,870)	(406,818)
	61,037,551	29,338,548	27,322,003

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the year	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets	981,551	250,443	284,903	35,847	741,799	531,712	2,826,255
Costs incurred during the year	252,504	417,586	241,610	37,115	17,716,018	7,053,929	25,718,762
Exchange differences	(113,718)	(153,795)	(65,797)	(16,876)	(2,823,643)	(1,153,734)	(4,327,563)
Decrease due to harvest	(1,171,276)	(758,342)	(484,044)	(87,065)	(15,634,174)	(4,732,443)	(22,867,344)
Year ended June 30, 2021	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838

	Soybean	Corn	Wheat	Barley	HB4 Wheat	Total
Beginning of the year	237,723	32,856	—	—	—	270,579
Initial recognition and changes in the fair value of biological assets	198,932	252,056	202,543	63,210	—	716,741
Decrease due to harvest	(447,132)	(252,372)	(227,303)	(59,626)	—	(986,433)
Cost incurred during the year	284,951	314,950	87,615	38,033	509,184	1,234,733
Exchange differences	(169,373)	(75,736)	(17,216)	(7,567)	—	(269,892)
Year ended June 30, 2020	105,101	271,754	45,639	34,050	509,184	965,728

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	—	—	—	—	—
Initial recognition and changes in the fair value of biological assets	241,707	38,238	—	—	279,945
Decrease due to harvest	(288,791)	(45,687)	—	—	(334,478)
Cost incurred during the year	339,088	47,986	—	—	387,074
Exchange differences	(54,281)	(7,681)	—	—	(61,962)
Year ended June 30, 2019	237,723	32,856	—	—	270,579

Schedule of property plant and equipment

	06/30/2021	06/30/2020	06/30/2019
Gross carrying amount	63,974,402	54,527,392	57,059,972
Accumulated depreciation	(16,019,806)	(13,012,286)	(13,225,424)
Net carrying amount	47,954,596	41,515,106	43,834,548

Schedule of net carrying amount

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2021	06/30/2020	06/30/2019
Office equipment	288,920	188,280	213,437
Vehicles	1,835,634	1,149,455	1,785,701
Equipment and computer software	67,105	32,448	123,472
Fixtures and fittings	2,967,431	3,679,075	4,737,396
Machinery and equipment	5,125,728	5,449,233	6,336,691
Land and buildings	35,674,513	29,746,076	29,969,237
Buildings in progress	1,995,265	1,270,539	668,614
Total	47,954,596	41,515,106	43,834,548

Schedule of gross carrying amount	. Gross carrying amount as of June 30, 2021 is as follows

	Gross carrying amount
			Additions
	As of the		from			Foreign
	beginning		business			currency		As of the
Class	of year	Additions	combination	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	579,882	66,331	5,491	—	(5,622)	116,743	—	762,825
Vehicles	2,977,542	987,101	466,024	—	(1,045,656)	127,206	—	3,512,217
Equipment and computer software	465,679	66,263	13,952	—	—	46,232	—	592,126
Fixtures and fittings	5,480,431	50,976	—	85,490	—	21,046	—	5,637,943
Machinery and equipment	9,054,701	604,307	—	—	(10,240)	339,043	—	9,987,811
Land and buildings	34,698,618	—	1,466,578	2,517,158	—	4,022,972	(1,219,111)	41,486,215
Buildings in progress	1,270,539	1,030,847	—	(438,492)	—	132,371	—	1,995,265
Total	54,527,392	2,805,825	1,952,045	2,164,156	(1,061,518)	4,805,613	(1,219,111)	63,974,402
Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Reclassifications	Disposals	translation	Revaluation	end of year
Office equipment	629,119	42,658	—	—	(91,895)	—	579,882
Vehicles	3,604,537	248,800	(264,069)	(139,369)	(472,357)	—	2,977,542
Equipment and computer software	955,657	27,961	(375,242)	—	(142,697)	—	465,679
Fixtures and fittings	6,438,430	14,985	20,801	—	(993,785)	—	5,480,431
Machinery and equipment	10,233,501	556,693	(598,561)	—	(1,136,932)	—	9,054,701
Land and buildings	34,530,114	3,261	36,487	—	(4,772,065)	4,900,821	34,698,618
Buildings in progress	668,614	752,339	(57,288)	—	(93,126)	—	1,270,539
Total	57,059,972	1,646,697	(1,237,872)	(139,369)	(7,702,857)	4,900,821	54,527,392
Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

Schedule of accumulated depreciation	Accumulated depreciation as of June 30, 2021 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
Class	year	Disposals	Of the year	translation	Revaluation	of year
Office equipment	391,602	(3,265)	45,174	40,394	—	473,905
Vehicles	1,828,087	(974,102)	689,273	133,325	—	1,676,583
Equipment and computer software	433,231	—	50,949	40,841	—	525,021
Fixtures and fittings	1,801,356	—	683,537	185,619	—	2,670,512
Machinery and equipment	3,605,468	(10,239)	898,522	368,332	—	4,862,083
Land and buildings	4,952,542	—	681,084	517,991	(339,915)	5,811,702
Total	13,012,286	(987,606)	3,048,539	1,286,502	(339,915)	16,019,806
Accumulated depreciation as of June 30, 2020 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end of
Class	year	Reclassifications	Of the year	translation	Revaluation	year
Office equipment	415,682	—	35,879	(59,959)	—	391,602
Vehicles	1,818,836	(173,482)	426,623	(243,890)	—	1,828,087
Equipment and computer software	832,185	(307,816)	28,170	(119,308)	—	433,231
Fixtures and fittings	1,701,034	—	338,092	(237,770)	—	1,801,356
Machinery and equipment	3,896,810	(279,322)	553,399	(565,419)	—	3,605,468
Land and buildings	4,560,877	—	627,973	(604,216)	367,908	4,952,542
Total	13,225,424	(760,620)	2,010,136	(1,830,562)	367,908	13,012,286
Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustments of
	Accumulated	opening net
	as of the	book amount			Foreign		Accumulated
	beginning of	for application		Of the	currency		as of the end of
Class	year	of IAS 29	Disposals	year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

Schedule of carrying amounts if recognized under cost model

	Value at cost
Class of property	06/30/2021	06/30/2020	06/30/2019
Land and buildings	17,937,729	12,549,876	14,330,892

Schedule of intangible assets

	06/30/2021	06/30/2020	06/30/2019
Gross carrying amount	78,019,203	42,832,837	45,848,737
Accumulated amortization	(10,676,841)	(7,499,373)	(6,232,311)
Net carrying amount	67,342,362	35,333,464	39,616,426

Schedule of net carrying amount of each class of intangibles

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2021	06/30/2020	06/30/2019
Seed and integrated products
HB4 soy and breeding program	27,611,142	7,345,923	6,120,336
Integrated seed products	2,558,220	2,296,955	2,627,946
Crop nutrition
Microbiological products	3,996,657	2,503,631	2,208,117
Other intangible assets
Trademarks and patents	6,923,256	6,374,782	8,063,648
Software	1,849,041	686,965	994,723
Customer loyalty	19,404,046	16,125,208	19,601,656
RG/RS/OX Wheat	5,000,000	—	—
Total	67,342,362	35,333,464	39,616,426

Schedule of gross carrying amounts of intangibles	Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from		Foreign
	beginning of		business	Transfers /	currency	As of the
Class	year	Additions	combination	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program (1)	7,345,923	20,471,002	—	(205,783)	—	27,611,142
Integrated seed products	2,296,955	—	—	—	261,265	2,558,220
Crop nutrition
Microbiological products	3,867,593	1,791,008	—	(51,716)	430,795	6,037,680
Other intangible assets
Trademarks and patents	8,432,746	4,834	499,329	—	887,262	9,824,171
Software	2,088,929	2,205,796	—	(711,441)	201,309	3,784,593
Customer loyalty	18,800,691	—	2,424,568	—	1,978,138	23,203,397
GLA/ARA safflower (Note 6)	—	2,931,699	—	(2,931,699)	—	—
RG/RS/OX Wheat (Note 6)	—	5,000,000	—	—	—	5,000,000
Total	42,832,837	32,404,339	2,923,897	(3,900,639)	3,758,769	78,019,203

(1) Of the total additions, $18.4 million are associated with Arcadia’s transaction mentioned in Note 6.

Gross carrying amount as of June 30, 2020 is as follows:

op
	Gross carrying amount

	As of the			Foreign
	beginning of			currency	As of the
Class	year	Additions	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program	6,120,336	1,225,587	—	—	7,345,923
Integrated seed products	2,627,946	38,143	—	(369,134)	2,296,955
Crop nutrition
Microbiological products	3,267,200	1,358,315	(286,496)	(471,426)	3,867,593
Other intangible assets
Trademarks and patents	9,810,822	—	—	(1,378,076)	8,432,746
Software	2,149,340	233,434	—	(293,845)	2,088,929
Customer loyalty	21,873,093	—	—	(3,072,402)	18,800,691
Total	45,848,737	2,855,479	(286,496)	(5,584,883)	42,832,837
Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Integrated seed products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

Schedule of accumulated amortization of intangibles	Accumulated amortization as of June 30, 2021 is as follows:

	Amortization
	Accumulated
	as of				Accumulated
	beginning of		Transfers /	Foreign currency	as of the end
Class	year	Of the year	Disposals	translation	of year
Crop nutrition
Microbiological products	1,363,962	523,992	—	153,069	2,041,023
Other intangible assets
Trademarks and patents	2,057,964	626,420	—	216,531	2,900,915
Software	1,401,964	396,207	—	137,381	1,935,552
Customer loyalty	2,675,483	842,363	—	281,505	3,799,351
Total	7,499,373	2,388,982	—	788,486	10,676,841
Accumulated amortization as of June 30, 2020 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	year	Of the period	Disposals	translation	year
Crop nutrition
Microbiological products	1,059,083	471,135	(17,495)	(148,761)	1,363,962
Other intangible assets
Trademarks and patents	1,747,174	556,206	—	(245,416)	2,057,964
Software	1,154,617	399,090	—	(151,743)	1,401,964
Customer loyalty	2,271,437	723,103	—	(319,057)	2,675,483
Total	6,232,311	2,149,534	(17,495)	(864,977)	7,499,373
Accumulated amortization as of June 30, 2019, is as follows

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

Schedule of carrying amount of goodwill

	06/30/2021	06/30/2020	06/30/2019
Rizobacter Argentina S.A.	22,277,336	20,094,633	23,484,761
Bioceres Crops S.A.	6,003,780	5,432,222	6,319,954
Insumos Agroquímicos S.A.	470,090	—	—
	28,751,206	25,526,855	29,804,715

Schedule of key assumptions for goodwill

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.55% for Rizobacter and Bioceres Crops and 22% for Insuagro.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Schedule of trade and other payable

	06/30/2021	06/30/2020	06/30/2019
Current
Trade creditors	51,389,515	37,139,351	30,489,072
Shareholders and other related parties (Note 17)	52,864	1,031,710	1,796,932
Trade creditors - Parent company (Note 17)	193,718	2,210,308	1,568,036
Trade creditors - Joint ventures and associates (Note 17)	17,669,027	14,409,853	4,805,149
Taxes	2,556,945	2,163,552	1,475,410
Miscellaneous	229,339	335,088	443,895
	72,091,408	57,289,862	40,578,494

Schedule of borrowings

	06/30/2021	06/30/2020	06/30/2019
Current
Bank overdrafts	32,838	73,362	—
Bank borrowings	33,684,287	47,646,912	52,274,611
Corporate bonds	24,742,752	12,611,940	8,416,768
Trust debt securities	3,470,448	—	—
Net loans payables-Parents companies and related parties to Parents (Note 17)	3,578,921	3,389,521	5,399,883
Subordinated loan	11,276,611	—	—
Finance lease	—	—	385,947
	76,785,857	63,721,735	66,477,209
Non-current
Subordinated loan	—	10,364,045	—
Bank borrowings	4,161,827	3,497,671	16,239,743
Corporate bonds	37,826,641	18,364,894	8,018,884
Net loans payables-Parents companies and related parties to Parents (Note 17)	6,000,000	9,000,000	12,358,024
Finance lease	—	—	462,870
	47,988,468	41,226,610	37,079,521

Schedule of carrying value of borrowings

	06/30/2021		06/30/2020		06/30/2019
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	33,684,287	32,770,615	47,646,912	43,046,111	52,274,611	52,088,002
Corporate bonds	24,742,752	24,085,087	12,611,940	11,997,981	8,416,768	7,632,806

Non-current
Bank borrowings	4,161,827	3,864,666	3,497,671	3,072,395	16,239,743	14,274.55
Corporate bonds	37,826,641	32,656,097	18,364,894	16,135,876	8,018,884	6,972,332

Schedule of financial instruments that are offset

As of June 30, 2021 and 2020, there was no offsets of financial assets and liabilities of the Parents.

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
Parents companies and related parties to Parents	Gross amounts	Financial Position	Financial Position
Current other receivables	15,827,847	(15,827,847)	—
Total current assets	15,827,847	(15,827,847)	—
Current borrowings	(21,227,730)	15,827,847	(5,399,883)
Total current liabilities	(21,227,730)	15,827,847	(5,399,883)
Non-current borrowings	(12,358,024)	—	(12,358,024)
Total non-current liabilities	(12,358,024)	—	(12,358,024)

Schedule of employee benefits and social security

	06/30/2021	06/30/2020	06/30/2019
Current
Salaries, accrued incentives, vacations and social security	2,341,351	2,960,542	3,044,965
Key management personnel (Note 17)	2,338,727	1,550,050	2,312,253
	4,680,078	4,510,592	5,357,218

Non-current
Key management personnel (Note 17)	—	534,038	—
	—	534,038	—

Schedule of deferred revenue and advances from customers

	06/30/2021	06/30/2020	06/30/2019
Advances from customers	6,277,313	2,865,437	1,074,463
	6,277,313	2,865,437	1,074,463

Schedule of government grants rollforward

	06/30/2021	06/30/2020	06/30/2019
At of the beginning of the year	3,605	10,208	33,227
Adjustment of opening net book amount for application of IAS 29	—	—	(27,794)
Received during the year	4,749	32,073	31,785
Currency conversion difference	(5,268)	(13,944)	(10,638)
Released to the statement of profit or loss	(2,302)	(24,732)	(16,372)
At the end of the year	784	3,605	10,208

Schedule of provisions

	06/30/2021	06/30/2020	06/30/2019
Provisions for contingencies	449,847	417,396	439,740
	449,847	417,396	439,740

Schedule of private placements

	06/30/2021	06/30/2020	06/30/2019
Private warrants	—	1,686,643	2,861,511
	—	1,686,643	2,861,511

Schedule of changes in allowances and provisions

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2020	Additions	combination	reversals	difference	06/30/2021
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,886,832)	(698,741)	(852,926)	284,727	(704,731)	(5,858,503)
Allowance for impairment of related parties	(768)	—		565	203	—
Allowance for obsolescence	(1,107,870)	(643,530)	(8,850)	474,945	172,355	(1,112,950)

Total deducted from assets	(4,995,470)	(1,342,271)	(861,776)	760,237	(532,173)	(6,971,453)

INCLUDED IN LIABILITIES

Provisions for contingencies	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total included in liabilities	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total	(5,412,866)	(1,504,592)	(861,776)	763,740	(405,806)	(7,421,300)

				Currency
			Uses and	conversion
Item	06/30/2019	Additions	reversals	difference	06/30/2020
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,360,224)	(1,520,928)	2,115	992,205	(3,886,832)
Allowance for impairment of related parties	(75,596)	(879)	45,516	30,191	(768)
Allowance for obsolescence	(406,818)	(984,207)	6,390	276,765	(1,107,870)

Total deducted from assets	(3,842,638)	(2,506,014)	54,021	1,299,161	(4,995,470)

INCLUDED IN LIABILITIES

Provisions for contingencies	(439,740)	(208,377)	7,852	222,869	(417,396)

Total included in liabilities	(439,740)	(208,377)	7,852	222,869	(417,396)

Total	(4,282,378)	(2,714,391)	61,873	1,522,030	(5,412,866)

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)